united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22756

Advisors Preferred Trust

(Exact name of registrant as specified in charter)

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Address of principal executive offices) (Zip code)

Rich Malinowski

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2734

Date of fiscal year end: 6/30

Date of reporting period: 9/30/18

Item 1. Schedule of Investments.

Quantified Managed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018
Shares				Value
	COMMON STOCKS - 19.9%
	CHEMICALS - 0.1%
24,273	A Schulman, Inc. - CVR *			$25,487

	ENVIRONMENTAL CONTROL - 1.9%
7,356	Waste Management, Inc.			664,688

	FOOD - 1.9%
9,017	Sysco Corp.			660,495

	INSURANCE - 2.0%
14,408	Aflac, Inc.			678,184

	PACKAGING & CONTAINERS - 2.0%
20,138	KapStone Paper and Packaging Corp.			682,880

	PHARMACEUTICALS - 2.1%
16,054	Pfizer, Inc.			707,500

	REIT - 7.8%
35,449	Apollo Commercial Real Estate Finance, Inc.			668,923
30,141	ARMOUR Residential REIT, Inc.			676,665
41,699	Invesco Mortgage Capital, Inc.			659,678
106,401	New York Mortgage Trust, Inc.			646,918
				2,652,184
	SOFTWARE - 2.1%
8,589	FiServ, Inc. *			707,562

	TOTAL COMMON STOCKS (Cost - $6,623,691)			6,778,980

	EXCHANGE TRADED FUNDS - 78.6%
	DEBT FUNDS - 54.8%
54,771	Invesco Fundamental High Yield Corporate Bond ETF			1,014,907
147,053	Invesco Senior Loan ETF			3,407,218
6,743	iShares 7-10 Year Treasury Bond ETF			682,189
6,500	iShares Core U.S. Aggregate Bond ETF			685,880
11,823	iShares iBoxx High Yield Corporate Bond ETF			1,021,980
20,779	JPMorgan Global Bond Opportunities ETF			1,040,716
20,307	PIMCO 0-5 Year High Yield Corporate Bond Index			2,043,493
173,354	ProShares Short 20+ Year Treasury			4,056,484
30,771	SPDR Bloomberg Barclays Convertible Securities			1,659,788
37,714	SPDR Bloomberg Barclays High Yield Bond ETF			1,359,590
14,565	SPDR Doubleline Total Return Tactical ETF			688,196
3,823	Vanguard Short-Term Bond ETF			298,309
8,723	Vanguard Total Bond Market ETF			686,500
				18,645,250
	EQUITY FUNDS - 23.8%
39,559	Alerian MLP ETF			422,490
39,824	Arrow Dow Jones Global Yield ETF			691,978
30,209	iShares Select Dividend ETF			3,013,650
44,440	Schwab U.S. REIT ETF			1,854,481
31,570	SPDR SSgA Income Allocation ETF			1,026,656
11,599	WisdomTree US LargeCap Dividend Fund			1,106,661
				8,115,916

	TOTAL EXCHANGE TRADED FUNDS (Cost - $26,815,591)			26,761,166

	SHORT-TERM INVESTMENTS - 1.7%
	MONEY MARKET FUNDS - 1.7%
292,039	Fidelity Investments Money Market Funds - Government Portfolio - Class I 1.92% (a)			292,039
292,039	First American Government Obligations Fund - Class Z 1.94% (a)			292,039
	TOTAL SHORT-TERM INVESTMENTS (Cost - $584,078)			584,078

	TOTAL INVESTMENTS - 100.2% (Cost - $34,023,360)			$34,124,224
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2) %			(73,802)
	NET ASSETS - 100.0%			$34,050,422

*	Non-Income producing investment.
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
(a)	Money market fund; interest rate reflects seven-day effective yield on September 30, 2018.

	FUTURES CONTRACT
	OPEN LONG FUTURES CONTRACT
No. of Contracts	Name	Expiration	Notional Value at September 30, 2018	Unrealized Depreciation (1)
7	Ultra U.S. Treasury T- Bonds	December-18	$1,079,969	$(12,469)

	(1) Amount subject to interest rate risk exposure.

Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018
Shares		Value
	COMMON STOCKS - 79.8%
	AIRLINES - 1.6%
2,712	United Continental Holdings, Inc. *	$241,531

	AUTO PARTS & EQUIPMENT - 2.1%
1,362	Allison Transmission Holdings, Inc.	70,838
13,468	American Axle & Manufacturing Holdings, Inc. *	234,882
		305,720
	BANKS - 0.5%
223	SVB Financial Group *	69,315

	BIOTECHNOLOGY - 1.0%
200	Illumina, Inc. *	73,412
392	Vertex Pharmaceuticals, Inc. *	75,554
		148,966
	BUILDING MATERIALS - 0.5%
911	Trex Co., Inc. *	70,129

	CHEMICALS - 1.8%
619	Celanese Corp.	70,566
1,175	Ingevity Corp. *	119,709
898	Methanex Corp. *	71,032
		261,307
	COAL - 0.4%
5,818	SunCoke Energy, Inc. *	67,605

	COMMERCIAL SERVICES - 7.9%
982	Aaron's, Inc.	53,480
3,254	Insperity, Inc.	383,809
1,436	Medifast, Inc.	318,146
882	Paylocity Holding Corp. *	70,842
3,391	PayPal Holdings, Inc. *	297,865
8,795	RR Donnelley & Sons Co.	47,493
		1,171,635
	COMPUTERS - 2.5%
4,038	Fortinet, Inc. *	372,586

	DIVERSIFIED FINANCIAL SERVICES - 2.1%
1,940	PRA Group, Inc. *	69,840
12,087	Santander Consumer USA Holdings, Inc.	242,223
		312,063
	ELECTRIC - 1.7%
3,154	Entergy Corp.	255,884

	ELECTRONICS - 0.6%
1,009	Avnet, Inc.	45,173
2,678	Electro Scientific Industries, Inc. *	46,731
		91,904
	ENTERTAINMENT - 0.5%
2,329	SeaWorld Entertainment, Inc. *	73,200

	ENVIRONMENTAL CONTROL - 0.5%
998	Clean Harbors, Inc. *	71,437

	FOOD - 1.5%
705	John B Sanfilippo & Son, Inc.	50,323
1,818	Kroger Co.	52,922
3,952	Pilgrim's Pride Corp. *	71,492
1,472	SUPERVALU, Inc. *	47,428
		222,165
	HEALTHCARE-PRODUCTS - 3.3%
698	ABIOMED, Inc. *	313,926
1,165	BioTelemetry, Inc. *	75,084
548	Hill-Rom Holdings, Inc.	51,731
196	IDEXX Laboratories, Inc. *	48,933
		489,674
	HEALTHCARE-SERVICES - 3.0%
264	Cigna Corp.	54,978
3,097	LHC Group, Inc. *	318,960
237	WellCare Health Plans, Inc. *	75,956
		449,894

Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018
Shares		Value
	COMMON STOCKS - 79.8% (Continued)
	INSURANCE - 2.5%
317	Berkshire Hathaway, Inc. *	$67,873
2,484	Primera, Inc.	299,446
		367,319
	INTERNET - 1.3%
26,347	FTD Cos, Inc. *	69,293
302	Facebook, Inc. *	49,667
1,391	TripAdvisor, Inc. *	71,038
		189,998
	IRON & STEEL - 1.6%
18,995	Cleveland-Cliffs, Inc. *	240,477

	MEDIA - 4.3%
3,806	AMC Networks, Inc. *	252,490
4,044	World Wrestling Entertainment, Inc.	391,176
		643,666
	OFFICE FURNISHINGS - 0.5%
1,567	HNI Corp.	69,324

	OIL & GAS - 5.5%
918	ConocoPhillips	71,053
24,527	Gulfport Energy Corp. *	255,326
682	HollyFrontier Corp.	47,672
63,485	Northern Oil and Gas, Inc. *	253,940
5,138	Oasis Petroleum, Inc. *	72,857
1,002	PBF Energy, Inc.	50,010
1,378	Whiting Petroleum Corp.	73,089
		823,947
	PHARMACEUTICALS - 2.5%
678	Eli Lilly & Co.	72,756
8,528	Mallinckrodt PLC *	249,956
460	PRA Health Sciences, Inc. *	50,687
		373,399
	REITS - 3.9%
1,575	Apartment Investment & Management Co.	69,505
16,204	Apollo Commercial Real Estate Finance, Inc.	305,769
1,248	Macerich Co.	69,002
1,643	National Retail Properties, Inc.	73,639
2,776	National Storage Affiliates Trust	70,622
		588,537
	RETAIL - 12.1%
11,163	Ascena Retail Group, Inc. *	51,015
9,352	Barnes & Noble, Inc.	54,242
2,823	Bed Bath & Beyond, Inc.	42,345
610	Best Buy Co., Inc.	48,410
1,266	Big Lots, Inc.	52,906
4,901	Five Below, Inc. *	637,424
5,157	Kirkland's, Inc. *	52,034
1,528	Macy's, Inc.	53,067
3,436	Ollie's Bargain Outlet Holdings, Inc. *	330,200
3,117	Ross Stores, Inc.	308,895
1,647	Ruth's Hospitality Group, Inc.	51,963
1,790	Urban Outfitters, Inc. *	73,211
1,704	World Fuel Services Corp.	47,167
		1,802,879
	SEMICONDUCTORS - 4.6%
1,793	Cree, Inc. *	67,901
13,527	Micron Technology, Inc. *	611,826
		679,727
	SOFTWARE - 8.1%
601	Activision Blizzard, Inc.	49,997
2,363	Broadridge Financial Solutions, Inc.	311,798
3,888	Ebix, Inc.	307,735
1,254	QAD, Inc.	71,039
736	SPS Commerce, Inc. *	73,041
4,785	Tabula Rasa HealthCare, Inc. *	388,494
		1,202,104

Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018
Shares				Value
	COMMON STOCKS - 79.8% (Continued)
	TELECOMMUNICATIONS - 0.9%
859	InterDigital, Inc.			$68,720
5,013	Vonage Holdings Corp. *			70,984
				139,704
	TRANSPORTATION - 0.5%
982	CSX Corp.			72,717

	TOTAL COMMON STOCKS (Cost - $11,499,561)			11,868,813

	EXCHANGE TRADED FUNDS - 14.4%
	EQUITY FUNDS - 14.4%
10,005	ProShares Ultra Russell2000			845,923
10,207	ProShares Ultra S&P500			1,301,596
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,864,656)			2,147,519

	SHORT-TERM INVESTMENTS - 5.0%
	MONEY MARKET FUNDS - 5.0%
371,756	Fidelity Investments Money Market Funds - Government Portfolio - Class I - 1.92% (a)			371,756
371,756	First American Government Obligations Fund - Class Z 1.94% (a)			371,756
	TOTAL SHORT-TERM INVESTMENTS (Cost - $743,512)			743,512

	TOTAL INVESTMENTS - 99.2% (Cost - $14,107,729)			$14,759,844
	OTHER ASSETS LESS LIABILITIES - 0.8%			121,463
	NET ASSETS - 100.0%			$14,881,307

*	Non-Income producing investment
ETF	Exchange Traded Fund
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Money market fund; interest rate reflects seven-day effective yield on September 30, 2018.

	FUTURES CONTRACTS
	OPEN LONG FUTURES CONTRACTS
No. of Contracts	Name	Expiration	Notional Value at September 30, 2018	Unrealized Appreciation (1)
4	Nasdaq 100 E-mini	December-18	$612,420	$5,854
2	S&P 500 Emini	December-18	291,900	738
				$6,592
	(1) Amount subject to equity risk exposure.

Quantified Market Leaders Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018
Shares		Value
	EXCHANGE TRADED FUNDS - 77.8%
	EQUITY FUNDS - 77.8%
120,997	iShares Russell 1000 Growth ETF	$18,873,112
87,293	iShares Russell 2000 Growth ETF	18,774,979
72,580	iShares Russell Mid-Cap Growth ETF	9,840,396
172,983	iShares S&P Small-Cap 600 Value ETF	28,876,052
311,349	iShares U.S. Real Estate ETF	24,914,147
	TOTAL EXCHANGE TRADED FUNDS (Cost - $99,994,483)	101,278,686

	SHORT-TERM INVESTMENTS - 8.4%
	MONEY MARKET FUNDS - 8.4%
5,508,352	Fidelity Investments Money Market Funds - Government Portfolio - Class I 1.92% (a)	5,508,352
5,508,351	First American Government Obligations Fund - Class Z 1.94% (a)	5,508,351
	TOTAL SHORT-TERM INVESTMENTS (Cost - $11,016,703)	11,016,703

	TOTAL INVESTMENTS - 86.2% (Cost - $111,011,186)	$112,295,389
	OTHER ASSETS LESS LIABILITIES - 13.8%	17,927,479
	NET ASSETS - 100.0%	$130,222,868

ETF	Exchange Traded Fund
(a)	Money market fund; interest rate reflects seven-day effective yield on September 30, 2018.

TOTAL RETURN SWAPS
Reference Entity	Number of Shares	Notional Amount at September 30, 2018	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized Appreciation (2)
First Trust DJ Internet Index Fund	162,139	$22,949,154	1-Mth USD_LIBOR plus 100 bp	1/11/2019	Credit Suisse	$2,269,351
iShares Nasdaq Biotechnology	194,667	236,314,058	1-Mth USD_LIBOR plus 100 bp	1/11/2019	Credit Suisse	172,956
iShares Russell 2000 Growth ETF	88,781	19,095,017	1-Mth USD_LIBOR plus 100 bp	1/11/2019	Credit Suisse	1,865,161
SPDR S&P Retail ETF	450,333	22,975,990	1-Mth USD_LIBOR plus 100 bp	1/11/2019	Credit Suisse	2,202,968
Total						$6,510,436

(1) Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.
(2) Amount subject to equity risk exposure.
LIBOR - London Interbank Offered Rate

Quantified Alternative Investment Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018
Shares		Value
	OPEN-END MUTUAL FUNDS - 20.1%
	ALTERNATIVE FUNDS - 18.0%
24,766	Balter European L/S Small Cap Fund - Institutional Class	$274,635
26,846	Gabelli ABC Fund - Class AAA	282,957
8,345	Gateway Fund - Class A	286,327
19,657	KCM Macro Trends Fund - Class R-1	268,908
5,970	Nuveen Equity Long/Short Fund - Class I	273,068
16,192	The Merger Fund - Investor Class	272,673
		1,658,568
	EQUITY FUNDS - 2.1%
9,818	ACM Dynamic Opportunity Fund - Class A*	188,211

	TOTAL OPEN-END MUTUAL FUNDS (Cost - $1,786,506)	1,846,779

	EXCHANGE TRADED FUNDS - 48.7%
	ALTERNATIVE FUNDS - 8.1%
3,053	First Trust Long/Short Equity ETF	123,616
2,814	Hull Tactical US ETF	77,864
8,378	IQ Merger Arbitrage ETF *	266,169
6,812	WisdomTree Managed Futures Strategy Fund *	277,670
		745,319
	EQUITY FUNDS - 40.6%
13,421	Alerian MLP ETF	143,336
1,213	Consumer Discretionary Select Sector SPDR Fund	142,188
1,221	Direxion All Cap Insider Sentiment Shares	50,244
4,251	Fidelity MSCI Information Technology Index ETF	256,080
225	First Trust Dow Jones Internet Index Fund *	31,847
1,378	First Trust Energy AlphaDEX Fund	24,115
7,840	First Trust North American Energy Infrastructure Fund	183,926
4,155	First Trust S&P REIT Index Fund	96,997
904	First Trust Technology AlphaDEX Fund	57,440
6,747	First Trust Utilities AlphaDEX Fund	186,015
14,718	Global X MLP ETF	140,557
3	Health Care Select Sector SPDR Fund	285
302	Invesco DWA Energy Momentum ETF	13,345
157	Invesco DWA Technology Momentum ETF	10,378
663	Invesco Dynamic Energy Exploration & Production ETF	18,146
18	Invesco Dynamic Oil & Gas Services ETF	182
4,508	Invesco Dynamic Retail ETF	184,003
22,580	Invesco Global Listed Private Equity ETF	277,734
1,789	Invesco S&P 500 Equal Weight Utilities ETF	156,931
1,074	Invesco S&P SmallCap Consumer Discretionary ETF	73,999
910	Invesco S&P SmallCap Health Care ETF	127,737
1,468	Invesco S&P Spin-Off ETF	80,608
1,103	iShares Cohen & Steers REIT ETF	110,388
5,043	iShares Core US REIT ETF	243,980
774	iShares North American Tech ETF	162,065
233	iShares North American Tech-Software ETF	47,758
698	iShares Residential Real Estate ETF	43,897
384	iShares U.S. Consumer Services ETF	81,308
9	iShares U.S. Energy ETF	378
748	iShares U.S. Medical Devices ETF	170,155
249	iShares U.S. Oil & Gas Exploration & Production ETF	18,907
765	iShares U.S. Telecommunications ETF	22,751
2,049	Real Estate Select Sector SPDR Fund	66,818
1,106	Schwab U.S. REIT ETF	46,153
298	SPDR Dow Jones REIT ETF	27,789
267	SPDR S&P Oil & Gas Exploration & Production ETF	11,558
2,495	SPDR S&P Pharmaceuticals ETF	121,157
495	SPDR S&P Retail ETF	25,255
1,012	SPDR SSgA Global Allocation ETF	39,114
5	Technology Select Sector SPDR Fund	377
1,104	Utilities Select Sector SPDR Fund	58,126
138	VanEck Vectors Biotech ETF	18,811
1	Vanguard Consumer Discretionary ETF	180
4	Vanguard Energy ETF	420
520	Vanguard Health Care ETF	93,813
556	Vanguard Utilities ETF	65,536
		3,732,787

	TOTAL EXCHANGE TRADED FUNDS (Cost - $4,479,927)	4,478,106

Quantified Alternative Investment Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018
Shares				Value
	SHORT-TERM INVESTMENTS - 28.9%
	MONEY MARKET FUNDS - 28.9%
1,331,202	Fidelity Investments Money Market Funds - Government Portfolio - Class I 1.92% (a)			$1,331,202
1,331,202	First American Government Obligations Fund - Class Z 1.94% (a)			1,331,202
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,662,404)			2,662,404

	TOTAL INVESTMENTS - 97.7% (Cost - $8,928,837)			$8,987,289
	OTHER ASSETS LESS LIABILITIES - 2.3%			215,182
	NET ASSETS - 100.0%			$9,202,471

*	Non-Income producing investment
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
(a)	Money market fund; interest rate reflects seven-day effective yield on September 30, 2018.

	FUTURES CONTRACTS
	OPEN LONG FUTURES CONTRACTS
No. of			Notional Value at	Unrealized
Contracts	Name	Expiration	September 30, 2018	Appreciation (1)
4	NASDAQ 100 E-Mini	December-18	$612,420	$5,844

	(1) Amount subject to equity risk exposure.

Quantified STF Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018
Principal Amount ($)		Interest Rate (%)	Maturity	Value
	BONDS & NOTES - 38.9%
	AIRLINES - 1.0%
1,000,000	Southwest Airlines Co.	2.6500	11/5/2020	$986,258

	AUTO MANUFACTURERS - 0.5%
500,000	Ford Motor Credit Co. LLC	3.1570	8/4/2020	495,323

	BANKS - 12.2%
1,000,000	Bank of America Corp.	2.1510	11/9/2020	978,878
1,000,000	Bank of New York Mellon Corp.	2.2000	5/15/2019	997,452
1,000,000	Barclays Bank PLC	2.3750	10/27/2020	967,708
1,000,000	Capital One Financial Corp.	2.4500	4/24/2019	998,592
1,000,000	Citigroup, Inc.	2.5000	7/29/2019	998,002
500,000	Credit Suisse Group Funding Guernsey Ltd.	3.1250	12/10/2020	496,220
1,000,000	Goldman Sachs Group, Inc.	2.8750	2/25/2021	987,220
1,000,000	HSBC USA, Inc.	2.3500	3/5/2020	989,246
1,000,000	Huntington National Bank	2.2000	4/1/2019	997,775
1,000,000	Royal Bank of Canada	2.5000	1/19/2021	984,005
1,000,000	Skandinaviska Enskilda Banken AB	2.6250	3/15/2021	980,798
1,000,000	Toronto-Dominion Bank	2.0500	3/31/2021	973,997
1,000,000	Wells Fargo & Co.	2.5500	12/7/2020	984,570
				12,334,463
	DIVERSIFIED FINANCIAL SERVICES - 1.0%
1,000,000	International Exchange, Inc.	2.7500	12/1/2020	991,983

	FOOD - 3.0%
1,000,000	General Mills, Inc.	2.2000	10/21/2019	992,930
1,000,000	Kellogg Co.	4.0000	12/15/2020	1,016,145
1,000,000	The Kroger Co.	3.3000	1/15/2021	1,000,607
				3,009,682
	HEALTHCARE - PRODUCTS - 2.0%
1,000,000	Abbot Laboratories	2.8000	9/15/2020	990,810
1,000,000	Zimmer Biomet Holdings, Inc.	2.7000	4/1/2020	990,640
				1,981,450
	HEALTHCARE - SERVICES - 2.9%
1,000,000	Aetna, Inc.	2.2000	3/15/2019	997,812
1,000,000	Quest Diagnostics, Inc.	2.5000	3/30/2020	989,459
1,000,000	UnitedHealth Group, Inc.	2.1250	3/15/2021	976,798
				2,964,069
	INSURANCE - 2.9%
1,000,000	American International Group, Inc.	3.3750	8/15/2020	1,001,065
1,000,000	Marsh & McLennan Cos, Inc.	2.5500	10/15/2018	999,999
1,000,000	Prudential Financial, Inc.	2.3500	8/15/2019	995,980
				2,997,044
	INTERNET - 1.0%
1,000,000	Baidu, Inc.	2.7500	6/9/2019	996,412

	LEISURE TIME - 1.0%
1,000,000	Carnival Corp.	3.9500	10/15/2020	1,014,610

	MACHINERY- CONSTRUCTION & MINING - 1.0%
1,000,000	Caterpillar Financial Services Corp.	2.5000	11/13/2020	985,097

	OFFICE/BUSINESS EQUIPMENT - 1.0%
1,000,000	Xerox Corp.	2.8000	5/15/2020	979,204

	PHARMACEUTICALS - 2.9%
1,000,000	AbbVie, Inc.	2.3000	5/14/2021	973,911
1,000,000	AstraZeneca PLC	1.9500	9/18/2019	991,265
500,000	Mead Johnson Nutrition Co.	3.0000	11/15/2020	498,402
500,000	Medco Health Solutions, Inc.	4.1250	9/15/2020	506,415
				2,969,993
	RETAIL - 1.5%
500,000	Home Depot, Inc.	2.0000	4/1/2021	487,602
1,000,000	McDonald's Corp.	3.5000	7/15/2020	1,004,456
				1,492,058

Quantified STF Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018
Principal Amount ($)		Interest Rate (%)	Maturity	Value
	BONDS & NOTES - 38.9% (Continued)
	SEMICONDUCTORS - 2.0%
1,000,000	KLA-Tencor Corp.	3.3750	11/1/2019	$1,002,064
1,000,000	Maxim Integrated Products, Inc.	2.5000	11/15/2018	999,869
				2,001,933
	SOVEREIGN - 1.0%
1,000,000	Export-Import Bank of Korea	4.0000	1/29/2021	1,012,171

	TELECOMMUNICATIONS - 2.0%
1,000,000	AT&T, Inc.	2.4500	6/30/2020	987,053
1,000,000	Verizon Communications, Inc.	2.6250	2/21/2020	994,517
				1,981,570

	TOTAL BONDS & NOTES (Cost - $39,728,609)			39,193,320

	CERTIFICATE OF DEPOSIT - 22.8%
	AUTO MANUFACTURERS - 1.0%
1,000,000	BMW Bank of North America	1.6000	1/22/2019	998,354

	BANKS - 21.0%
1,000,000	Ally Bank	2.2000	12/28/2020	984,059
1,000,000	American Express National Bank	2.0500	11/25/2019	993,082
1,000,000	Bar Harbor Bank & Trust	2.2000	12/29/2020	983,975
500,000	Barclays Bank Delaware	1.9500	10/26/2020	490,438
1,000,000	BNB Bank	2.0500	3/28/2019	999,339
500,000	Capital One NA	1.9500	9/28/2020	490,908
750,000	Chemical Bank	2.0000	3/22/2019	749,372
1,000,000	Comenity Capital Bank	1.6500	3/18/2021	974,331
500,000	Compass Bank	1.9000	2/15/2019	499,497
1,000,000	ConnectOne Bank	2.2000	12/28/2020	984,004
1,000,000	Discover Bank	1.9500	10/5/2020	981,602
250,000	FirstBank Puerto Rico	1.9500	10/13/2020	245,305
1,000,000	Goldman Sachs Bank USA	2.2500	12/9/2020	985,044
1,000,000	Goldman Sachs Bank USA	2.0500	1/13/2020	992,809
1,000,000	HSBC Bank USA NA	1.2500	2/8/2021	999,777
1,000,000	JPMorgan Chase Bank NA	1.5000	2/10/2021	987,892
500,000	Merrick Bank Corp.	1.9000	10/30/2020	489,811
1,000,000	Morgan Stanley Bank NA	2.3000	1/11/2021	985,842
500,000	MountainOne Bank	2.4000	2/16/2021	493,593
1,000,000	Sallie Mae Bank	2.1500	1/20/2021	982,263
1,000,000	State Bank of India	2.1500	12/16/2019	992,879
1,000,000	UBS Bank USA	1.6500	6/7/2021	963,496
1,000,000	WebBank	1.2000	2/26/2019	996,121
1,000,000	Wells Fargo Bank NA	1.5000	12/17/2018	999,112
1,000,000	World's Foremost Bank	1.7000	6/9/2021	963,424
				21,207,975
	DIVERSIFIED FINANCIAL SERVICES - 0.5%
500,000	Capital One Bank USA NA	1.9500	9/28/2020	490,908

	SAVINGS & LOANS - 0.3%
250,000	Third Federal Savings & Loan Association of Cleveland	1.9500	10/27/2020	245,210

	TOTAL CERTIFICATE OF DEPOSIT (Cost - $23,249,852)			22,942,447
Shares
	EXCHANGE TRADED FUNDS - 16.9%
	DEBT FUNDS - 16.4%
23,700	Invesco BulletShares 2018 Corporate Bond ETF			501,255
238,000	Invesco BulletShares 2019 Corporate Bond ETF			5,017,040
285,700	Invesco BulletShares 2020 Corporate Bond ETF			6,022,556
193,500	Invesco BulletShares 2021 Corporate Bond ETF			4,013,190
10,000	Invesco Ultra Short Duration ETF			502,250
16,600	SPDR Portfolio Short Term Corporate Bond ETF			500,988
				16,557,279
	EQUITY FUND - 0.5%
2,700	Invesco QQQ Trust Series 1			501,633

	TOTAL EXCHANGE TRADED FUNDS (Cost - $17,041,115)			17,058,912

Quantified STF Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018
Shares				Value

	SHORT-TERM INVESTMENTS - 8.6%
	MONEY MARKET FUNDS - 8.6%
4,345,495	Fidelity Investments Money Market Funds - Government Portfolio - Class I 1.92% (a)			$4,345,495
4,345,494	First American Government Obligations Fund - Class Z 1.94% (a)			4,345,494
	TOTAL SHORT-TERM INVESTMENTS (Cost - $8,690,989)			8,690,989

	TOTAL INVESTMENTS - 87.2% (Cost - $88,710,565)			$87,885,668
	OTHER ASSETS LESS LIABILITIES - 12.8%			12,929,761
	NET ASSETS - 100.0%			$100,815,429

ETF	Exchange Traded Fund
(a)	Money market fund; interest rate reflects seven-day effective yield on September 30, 2018.

	FUTURES CONTRACTS
	OPEN LONG FUTURES CONTRACTS
No. of			Notional Value at	Unrealized
Contracts	Name	Expiration	September 30, 2018	Appreciation (1)
1,308	Nasdaq 100 E-Mini	December-18	$200,261,340	$2,115,575

	(1) Amount subject to equity risk exposure.

Quantified Funds
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018

The following is a summary of significant accounting policies followed by each Fund in preparation of their Portfolio of Investments. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having sixty days or less remaining until maturity, at time of purchase, may be valued at amortized cost which approximates fair value.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results

Fair Valuation Process – As noted above, the team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source) and (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor and/or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to eacha Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor and/or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – Unadjusted Each Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Quantified Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by each Fund will not change

The Funds utilizes various methods to measure the fair value of all of its their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2018 for each Fund’s assets and liabilities measured at fair value:

Quantified Managed Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$6,778,980	$-	$-	$6,778,980
Exchange Traded Funds	26,761,166	-	-	26,761,166
Short-Term Investments	584,078	-	-	584,078
Total	$34,124,224	$-	$-	$34,124,224

Liabilities*
Derivatives:
Futures Contracts	$(12,469)	$-	$-	$(12,469)
Total	$(12,469)	$-	$-	$(12,469)

Quantified All-Cap Equity Fund
Assets *	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$11,868,813	$-	$-	$11,868,813
Exchange Traded Funds	2,147,519	-	-	2,147,519
Short-Term Investments	743,512	-	-	743,512
Total	$14,759,844	$-	$-	$14,759,844
Derivatives:
Futures Contracts	$6,592	$-	$-	$6,592
Total	$6,592			$6,592

Quantified Market Leaders Fund
Assets *	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Funds	$101,278,686	$-	$-	$101,278,686
Short-Term Investments	11,016,703	-	-	11,016,703
Total	$112,295,389	$-	$-	$112,295,389
Derivatives:
Total Return Swaps	$-	$6,510,436	$-	$6,510,436

Quantified Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

Quantified Alternative Investment Fund
Assets *	Level 1	Level 2	Level 3	Total
Investments
Open-End Mutual Funds	$1,846,779	$-	$-	$1,846,779
Exchange Traded Funds	4,478,106	-	-	4,478,106
Short-Term Investments	2,662,404	-	-	2,662,404
Total	$8,987,289	$-	$-	$8,987,289
Derivatives:
Futures Contracts	$5,844		$-	$5,844
Total	$5,844	$-	$-	$5,844

Quantified STF Fund
Assets *	Level 1	Level 2	Level 3	Total
Investments
Bonds & Notes	$-	$39,193,320	$-	$39,193,320
Certificate of Deposit	-	22,942,447	-	22,942,447
Exchange Traded Funds	17,058,912	-	-	17,058,912
Short-Term Investments	8,690,989	-	-	8,690,989
Total	$25,749,901	$62,135,767	$-	$87,885,668
Derivatives:
Futures Contracts	$2,115,575	$-	$-	$2,115,575
Total	$2,115,575	$-	$-	$2,115,575

* Refer to the Portfolio of Investments for industry classification.
The Funds did not hold any Level 3 securities during the period.
There were no significant transfers into or out of Level 1 and 2 during the current period presented. It is each Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Futures Contracts – Each Fund may be subject to the change in value of equity and interest rate risk in the normal course of pursuing its investment objective. Each Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (each Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. When the contracts are closed, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and each Fund’s basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, each Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recorded in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to each Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Risks of Futures Contracts – The risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of futures contracts and movements in the price of the underlying securities or index; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate all cash, cash equivalents and liquid securities as collateral for futures contracts.

The notional value of the derivative instruments outstanding as of September 30, 2018 as disclosed in each Fund's Portfolio of Investments serve as indicators of the volume of derivative activity for each Fund.

Exchange Traded Funds – Each Fund may invest in ETFs. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. Each Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Funds (“ETFs”), Mutual Fund and Exchange Traded Notes (“ETNs”) Risk: ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Funds. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Swap Contracts - Each Fund is subject to equity price risk, interest rate risk, credit risk and counterparty risk in the normal coure of pursuing its investment objective. Each Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differntials in rates of returns) earned or realized on particular pre-determined investments or instruments.

Quantified Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). Most equity swap agreements entered into by the Fund calculate the obligations of the parties on a “net basis”. Consequently, a Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. The Fund’s obligations are accrued daily (offset by any amounts owed to the Fund).

A Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund pays the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Fund will typically enter into equity swap agreements in instances where the Advisor believes that it may be more cost effective or practical than buying a security or the securities represented by a particular index.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount.  Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if the Fund had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. Open swaps contracts are subject to equity risk.

A Fund collateralizes swap agreements with cash and certain securities if indicated on the Portfolio of Investments of the Fund, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Fund. The Fund does not net collateral. In the event of a default by the counterparty, the Fund will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral. Amounts expected to be owed to the Fund are regularly collateralized either directly with the Fund or in a segregated account at the Custodian.

A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty to the extent that posted collateral is insufficient. The Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Advisor. The financial statements of these counterparties may be available by accessing the SEC’s website, at www.sec.gov.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreements. Any election to early terminate could be material to the financial statements.

The identified cost of investments in securities owned by the Funds for federal income tax purposes and their respective gross unrealized appreciation and depreciation at September 30, 2018, were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Quantified Managed Income Fund	$34,129,678	$288,513	$293,967	$(5,454)
Quantified All-Cap Equity Fund	14,211,702	843,739	295,597	548,142
Quantified Market Leaders Fund	111,162,940	1,940,464	808,015	1,132,449
Quantified Alternative Investment Fund	8,984,024	107,231	103,966	3,265
Quantified STF Fund	88,738,563	22,479	875,374	(852,895)

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Preferred Trust

By (Signature and Title)

/s/ Catherine Ayers-Rigsby

Catherine Ayers-Rigsby, President/Principal Executive Officer

Date 11/28/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Catherine Ayers-Rigsby

Catherine Ayers-Rigsby, President/Principal Executive Officer

Date 11/28/18

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Treasurer/Principal Financial Officer

Date 11/28/18